Interest-Bearing Liabilities - Additional Information (Detail) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2019 USD ($)
Disclosure Of Interest Bearing Liabilities [Line Items]
Interest-bearing liabilities | kr	kr 37,696	kr 33,125
Financing cash flow | kr	(6,900)	(4,077)	kr 5,478
Corporates | $				$ 150
Cash drew from new fund | $				98
Net increase in cash	kr 72,334	kr 63,396		52
European Investment Bank credit facility [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate of long term debt	3.26%	3.01%
Nordic Investment Bank
Disclosure Of Interest Bearing Liabilities [Line Items]
Corporates | $				$ 281
Derivatives designated as hedges [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Financing cash flow | kr	kr (14)	kr 75